Rate Matters East Companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net	$ 73,339.1	$ 68,304.1
Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net	12,379.2	11,804.3
Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net	7,411.5	7,310.9
Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net	$ 8,609.3	$ 7,963.0
Wheeling Power Company | Mitchell Power Plant
Public Utilities, General Disclosures [Line Items]
Ownership Interest in Mitchell Power Plant	50.00%
Kentucky Power Co [Member] | Mitchell Power Plant
Public Utilities, General Disclosures [Line Items]
Ownership Interest in Mitchell Power Plant	50.00%
2017-2019 Virginia Triennial Review [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Total Basis Point Band for Authorized Return on Equity	140.00%
Approved Return on Common Equity	9.20%
Proposed Previously Incurred Costs Expected to Recover	$ 37.0
Authorized Annual Base Rate Increase	28.0
Approved Rider to Recover January 2021 through September 2022	48.0
Expensed Remaining Closed Coal Plant	25.0
Approved Previously Incurred Costs to Recover	37.0
CCR/ELG Filings | Mitchell Power Plant
Public Utilities, General Disclosures [Line Items]
Estimated CCR/ELG Costs	132.0
Estimated alternative CCR Investment	25.0
CCR/ELG Filings | Kentucky Power Co [Member] | Mitchell Power Plant
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net	577.0
2020-2022 Virginia Triennial Review | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Previously Incurred Costs Deferral Below Authorized ROE Band	38.0
2021 and 2022 ENEC Filing | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
2021 Requested Increase in ENEC Rates	73.0
2021 Projected ENEC Cost Incease	18.0
2021 Cumulative ENEC Under Recovery	55.0
2021 Approved ENEC Rate Increase	7.0
2021 Approved Reduction in ENEC Projected Costs	48.0
2022 Approved Projected ENEC Rate Increase	31.0
2022 Requested Increase in ENEC Rates	155.0
2022 Approved Overall ENEC Rate Increase	93.0
2022 Requested Increase in ENEC Rates Second Filing	297.0
2022 Recommended ENEC Under-Recovery Disallowance	83.0
2022 Recommended Increase in ENEC Rates	13.0
Current Cumulative ENEC Under Recovery	520.0
June 2022 Storm Costs | Appalachian Power Co [Member] | West Virginia
Public Utilities, General Disclosures [Line Items]
Storm Expenses to be Requested in Separate Filing	17.0
June 2022 Storm Costs | Ohio Power Co [Member] | Ohio
Public Utilities, General Disclosures [Line Items]
Storm Expenses to be Requested in Separate Filing	20.0
Michigan Power Supply Cost Recovery Reconciliation | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
ALJ Recommended Disallowance	8.0
Disallowance of 2020 OVEC Costs	1.0
Indiana Earnings Test Filings | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
FAC Credit to Customers	14.0
2022 Michigan Integrated Resource Plan Filing | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Rockport U2 Leasehold Improvements Net Book Value	$ 17.0
Ohio ESP Filings [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Proposed ESP Return on Common Equity	10.65%
Minimum [Member] | 2017-2019 Virginia Triennial Review [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity	8.50%
Maximum [Member] | 2017-2019 Virginia Triennial Review [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity	9.90%